ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

(a)	Attributable to Limited Partners

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2017	$976	$(835)	$28	$(26)	$—	$(27)	$748	$864
Other comprehensive income (loss)(1)	141	(501)	67	(70)	(33)	9	182	(205)
Other items(1)	(450)	—	—	—	—	—	—	(450)
Balance at December 31, 2018	$667	$(1,336)	$95	$(96)	$(33)	$(18)	$930	$209
Other comprehensive income (loss)	240	(8)	(71)	14	33	—	38	246
Other items(2),(3)	(8)	20	6	—	—	—	—	18
Balance at December 31, 2019	$899	$(1,324)	$30	$(82)	$—	$(18)	$968	$473

(b)	Attributable to General Partner

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2017	$7	$(6)	$1	$—	$—	$—	$4	$6
Other comprehensive income (loss)(1)	1	(3)	1	—	—	—	1	—
Other items(1)	(3)	—	—	—	—	—	—	(3)
Balance at December 31, 2018	$5	$(9)	$2	$—	$—	$—	$5	$3
Other comprehensive income (loss)	1	—	—	—	—	—	—	1
Other items	—	—	—	—	—	—	—	—
Balance at December 31, 2019	$6	$(9)	$2	$—	$—	$—	$5	$4

(c)	Attributable to Non-controlling interest—Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2017	$425	$(339)	$11	$(14)	$(2)	$(8)	$314	$387
Other comprehensive income (loss)(1)	59	(213)	29	(29)	(14)	4	77	(87)
Other items(1)	(188)	—	—	—	—	—	—	(188)
Balance at December 31, 2018	$296	$(552)	$40	$(43)	$(16)	$(4)	$391	$112
Other comprehensive income (loss)	99	(3)	(29)	6	14	—	16	103
Other items(2),(3)	(4)	9	3	—	—	—	—	8
Balance at December 31, 2019	$391	$(546)	$14	$(37)	$(2)	$(4)	$407	$223

d) Attributable to Non-controlling interest—Exchange LP Units

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2017	$—	$—	$—	$—	$—	$—	$—	$—
Other comprehensive income (loss)	2	1	—	(1)	—	—	2	4
Balance at December 31, 2018	$2	$1	$—	$(1)	$—	$—	$2	$4
Other comprehensive income (loss)	1	—	—	—	—	—	—	1
Other items	—	—	—	—	—	—	—	—
Balance at December 31, 2019	$3	$1	$—	$(1)	$—	$—	$2	$5

(1)
In relation to the sale of our Chilean electricity transmission business, $641 million of revaluation surplus previously recognized within accumulated other comprehensive income was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital. Additionally, $127 million of deferred tax expense previously recognized within accumulated other comprehensive income was reclassified as current income tax expense within accumulated other comprehensive income. Refer to Note 5 Disposition of Businesses for further details.

(2)
In relation to the sale of our Australian district energy business, $12 million of revaluation surplus previously recognized within accumulated other comprehensive income was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital. Refer to Note 5 Disposition of Businesses for further details.

(3)
In relation to the partial disposition of a 17% interest in our Chilean toll road business, $38 million of accumulated other comprehensive loss was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital. Refer to Note 5 Disposition of Businesses for further details.